Foreign currency exchange gain and loss	12 Months Ended
Mar. 31, 2016
Foreign currency exchange gain and loss

20.    Foreign currency exchange gain and loss:

Foreign currency exchange results (mainly arising from foreign currency borrowings) for the fiscal years ended March 31, 2014, 2015 and 2016 were gains of ¥11,893 million, ¥96 million and loss of ¥5,467 million, respectively, and are included in “Other, net” of “Other income (expenses)” in the consolidated statements of income.